Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted Average Shares Outstanding (Detail) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	2,721,261	35,660,642
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,625,469
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,095,792	1,916,891
Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		3,114,145
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		30,629,606